Share-Based Instruments (Details)	6 Months Ended
	Jun. 30, 2019 DKK (kr) item shares	Jun. 30, 2018 DKK (kr) shares	Mar. 29, 2019 DKK (kr) shares	Mar. 17, 2016 DKK (kr) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Period from vesting date for crediting shares	30 days
Number of shares per RSU	1
Number of authorization | item	2
Number of shares authorized to be repurchased	1,000,000
Nominal value of shares repurchases | kr	kr 1,000,000
Acquisition of treasury shares | kr		kr 146,175,000
Maximum [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Threshold price deviation percentage	10.00%
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Treasury shares acquired	0	125,000
Percentage of share capital repurchased		0.20%
First authorization
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized to be repurchased				500,000
Nominal value of shares repurchases | kr				kr 500,000
Share repurchased	225,000
Share repurchased amount | kr	kr 225,000
Shares available for repurchase	275,000
Shares available for repurchase amount | kr	kr 275,000
Second authorization
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorized to be repurchased			500,000
Nominal value of shares repurchases | kr			kr 500,000